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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_] Amendment Number:
                                              ----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goodwin Capital Advisers, Inc.
Address: One American Row, Hartford, CT 06102-5056

Form 13F File Number: 028-12511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John H. Beers
Title: Vice President and Secretary
Phone: (860) 403-5050

Signature, Place and Date of Signing:


/s/ John H. Beers           Hartford, CT                February 3, 2009
-----------------------     -----------------------     -----------------------
(Signature)                 (City, State)               (Date)

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Form 13F Information Table Entry Total:               16

Form 13F Information Table Value Total:   $93,952,254.88

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                                    FORM 13F
                REPORTING MANAGER: GOODWIN CAPITAL ADVISERS, INC.
                     FOR THE QUARTER ENDED December 31, 2008

ITEM 1                          ITEM 2   ITEM 3       ITEM 4            ITEM 5           ITEM 6     ITEM 7           ITEM 8
------                          ------   ------       ------            ------           ------     ------           ------
                                                                                                                VOTING AUTHORITY
                                                                                                            ------------------------
                                 TITLE                 FAIR       SHARES OR
                                   OF    CUSIP        MARKET      PRINCIPAL  SH/ PUT/  INVESTMENT               SOLE     SHARED NONE
         NAME OF ISSUER          CLASS   NUMBER       VALUE        AMOUNT    PRN CALL  DISCRETION  MANAGERS      (A)       (B)   (C)
------------------------------- ------ ---------- ------------- ------------ --- ---- ------------ -------- ------------ ------ ----
IPATH DOW JONES - AIG CMDT ETN          06738C778  3,525,767.85   100,040.00 SH         100,040.00        1   100,040.00
ISHARES BARCLAYS TIPS BPND              464287176  4,168,576.20    42,005.00 SH          42,005.00        1    42,005.00
ISHARES IBOXX INV CPBD                  464287242  9,146,847.00    92,850.00 SH          92,850.00        1    92,850.00
ISHARES MSCI EAFE IDX                   464287465 11,328,839.90   249,220.00 SH         249,220.00        1   249,220.00
PHARMACEUTICAL RES INC.                 717125AC2  1,431,300.00 1,835,000.00 PRN      1,835,000.00        1 1,835,000.00
SPDR INDEX  S&P INTL SMLCP              78463X871  2,951,391.53      204,200 SH         204,200.00        1   204,200.00
VALE CAPITAL LTD                        91912C208    278,700.00    10,000.00 SH          10,000.00        1    10,000.00
VANGUARD LONG TERM BOND ETF             921937793  2,035,224.00    42,500.00 SH          42,500.00        1    42,500.00
VANGUARD INTERMEDIATE-TERM BD
   INDEX FD                            9219378819  4,544,242.70    82,500.00 SH          82,500.00        1    82,500.00
VANGUARD BD INDEX FD SHORT TERM
   BD                                   921937827  4,472,386.20    82,210.00 SH          82,210.00        1    82,210.00
VANGAURD INTL EQUITY INDEX -
   EMR MKT ETF                          922042858  2,568,114.20    97,240.00 SH          97,240.00        1    92,240.00
VANGUARD INDEX FDS - REIT ETF           922908553  4,579,271.70   108,490.00 SH         108,490.00        1   108,490.00
VANGUARD INDEX FDS - SM CP VAL
   ETF                                  922908611  2,297,944.00    47,380.00 SH          47,380.00        1    47,380.00
VANGUARD INDEX FDS - LARGE CAP
   ETF                                  922908637 27,338,267.90   624,950.00 SH         624,950.00        1   624,950.00
VANGUARD INDEX FDS - VALUE ETF          922908744  4,130,841.60    94,360.00 SH          94,360.00        1    94,360.00
VANGUARD INDEX FDS - SMALL CAP
   ETF                                  922908751  9,154,540.10   196,690.00 SH         196,690.00        1   196,690.00

                                                  93,952,254.88